CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (75,808)	$ (31,086)	$ (43,346)
Other comprehensive loss, net of tax
Foreign currency translation adjustment	(25,140)	(13,620)	(28,586)
Unrealized gain/(loss) on available-for-sale investments and others(net of tax effect of US$1,055, US$318 and US$(181) for the years ended December 31, 2022, 2023 and 2024, respectively)	(1,030)	1,945	6,680
Comprehensive loss	(101,978)	(42,761)	(65,252)
Less: Net loss attributable to noncontrolling interest	(75)	(66)	(103)
Comprehensive loss attributable to Zepp Health Corporation	$ (101,903)	$ (42,695)	$ (65,149)